SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2011	Aug. 31, 2013	Dec. 31, 2011	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term	5 years
Vesting term	4 years
Ordinary shares available for future option grants	926,708
Weighted average grant-date fair value of options granted	$ 1.38	$ 1.45
Total compensation cost related to options granted	$ 84	$ 93	$ 41
Total unrecognized compensation cost related to non-vested share-based compensation arrangements	80
Total unrecognized compensation cost related to non-vested share-based compensation arrangements, recognition period	3 years
Consultant and Service Provider [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted				7,250
Compensation income (expense) related to the grant of stock options	$ 15	$ (14)	$ (3)
1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance	750,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance	946,957
Ordinary shares available for future option grants	446,958
Additional number of shares authorized for issuance					500,000
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance	550,000						200,000
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee	150,000
Additional number of shares authorized for issuance					150,000	200,000
Exercise of stock options, shares	7,078